Apr. 29, 2019
SUPPLEMENT DATED JANUARY 10, 2020
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/American Funds New World Fund, please add the following after “Portfolio turnover risk”:

•
Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/BlackRock Global Allocation Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $1 billion, and 0.025% of management fees on the Fund’s assets over $1 billion and up to $3 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Natural Resources Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Natural Resources Index with the S&P Global Natural Resources Index (Net) as the Fund's primary benchmark.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First State Global Infrastructure Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Infrastructure Index with the S&P Global Infrastructure Index (Net) as the Fund's primary benchmark.